================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [ ]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Martin Investment Management, LLC
Address: 1007 Church Street, Suite 530
         Evanston, Illinois 60201

Form 13F File Number: 28-14087

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Patrick A. Martin
Title:   Managing Director
Phone:   847/424-9124

Signature, Place, and Date of Signing:

/s/ Patrick A. Martin    Evanston, Illinois    August 6, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

================================================================================

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: 233133
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                          FORM 13F INFORMATION TABLE

Martin Investment Management, LLC
FORM 13F
Active Accounts
                          30-Jun-12

                                                                                                        Voting Authority
                                                          Value   Shares/ Sh/    Put/ Invstmt  Other   -------------------
Name of Issuer                  Title of class   CUSIP   (x$1000) Prn Amt Prn    Call Dscretn Managers Sole  Shared  None
--------------                  -------------- --------- -------- ------- ---    ---- ------- -------- ----- ------ ------
3M CO COM                            COM       88579Y101    8648   96520  SH           Sole            18000         78520
ABBOTT LABORATORIES                  COM       002824100    9388  145611  SH           Sole            22800        122811
ACCENTURE PLC                        COM       G1151C101    2609   43420  SH           Sole                          43420
ACE LTD                              COM       H0023R105     710    9575  SH           Sole             9200           375
ADOBE SYSTEMS INC                    COM       00724F101    7679  237228  SH           Sole            37200        200028
AMERICAN EXPRESS CO                  COM       025816109    6554  112587  SH           Sole            25900         86687
APPLE INC                            COM       037833100   15323   26238  SH           Sole             3240         22998
BECTON DICKINSON & CO COM            COM       075887109    6050   80935  SH           Sole            13600         67335
BERKSHIRE HATHAWAY INC               COM       084670702    8364  100367  SH           Sole            17950         82417
BOC HONG KONG HOLDINGS LTD (HK       COM       Y0920U103      30   10000  SH           Sole                          10000
BRISTOL-MYERS SQUIBB CO              COM       110122108    3793  105499  SH           Sole            23450         82049
CELGENE CORP                         COM       151020104    5632   87786  SH           Sole             9400         78386
CHUBB CORP COM                       COM       171232101     757   10400  SH           Sole                          10400
CME GROUP INC COM                    COM       12572Q105    1372    5118  SH           Sole             2500          2618
COLGATE-PALMOLIVE CO COM             COM       194162103    9114   87549  SH           Sole            15550         71999
COMCAST CORP CL A                    COM       20030N101    1710   53500  SH           Sole            26300         27200
CONOCOPHILLIPS                       COM       20825C104    4051   72493  SH           Sole             8800         63693
DARDEN RESTAURANTS INC COM           COM       237194105    1514   29900  SH           Sole            14600         15300
DEVON ENERGY CORP NEW                COM       25179M103    5036   86840  SH           Sole            18700         68140
EBAY INC                             COM       278642103    1109   26400  SH           Sole            12400         14000
EXXON MOBIL CORP                     COM       30231G102    9012  105318  SH           Sole            19900         85418
FISERV INC COM                       COM       337738108    8305  115000  SH           Sole            20300         94700
FREEPORT-MCMORAN COPPER & GOLD       COM       35671D857    2105   61795  SH           Sole             7500         54295
GOOGLE INC CL A                      COM       38259P508    7311   12604  SH           Sole             2075         10529
HELMERICH & PAYNE INC COM            COM       423452101    6921  159185  SH           Sole            28550        130635
HESS CORP COM STK                    COM       42809H107    1081   24877  SH           Sole             7800         17077
ICTC GROUP INC FRAC SHS              COM       EEK31F102       0   66000  SH           Sole                          66000
INTERNATIONAL BUSINESS MACHINE       COM       459200101    4772   24397  SH           Sole             5150         19247
JOHNSON & JOHNSON COM USD1           COM       478160104    7890  116782  SH           Sole            18000         98782
KIMBERLY CLARK CORP                  COM       494368103     630    7525  SH           Sole                           7525
LABORATORY CORP AMER HLDGS           COM       50540R409    4453   48080  SH           Sole             6600         41480
MASTERCARD INC CL A                  COM       57636Q104   11945   27772  SH           Sole             4465         23307
NESTLE SA (CHF)                      COM       H57312946     243    4075  SH           Sole                           4075
NESTLE S A SPONSORED ADR REPST       ADR       641069406    2594   43415  SH           Sole                          43415
NVIDIA CORP                          COM       67066G104    4959  358825  SH           Sole            64600        294225
OMNICOM GROUP INC COM                COM       681919106    7807  160645  SH           Sole            30100        130545
PEPSICO INC COM                      COM       713448108    8293  117360  SH           Sole            22550         94810
PHILLIPS 66                          COM       718546104    1204   36235  SH           Sole             4400         31835
PPL CORP COM                         COM       69351T106    1514   54450  SH           Sole            26500         27950
PRAXAIR INC                          COM       74005P104     799    7350  SH           Sole             2400          4950
PROCTER & GAMBLE COM NPV             COM       742718109    8151  133074  SH           Sole            23200        109874
RIO TINTO PLC ADR                    ADR       767204100     253    5300  SH           Sole             5300
SCHLUMBERGER LTD                     COM       806857108    2268   34940  SH           Sole                          34940
SINGAPORE TELECOMMUNICATIONS (       COM       Y79985209      36   14000  SH           Sole                          14000
STRYKER CORP                         COM       863667101    7802  141595  SH           Sole            22000        119595
THERMO FISHER CORP                   COM       883556102    6947  133835  SH           Sole            21350        112485
UNITED TECHNOLOGIES CORP COM         COM       913017109    6362   84227  SH           Sole            18950         65277
VERISK ANALYTICS INC                 COM       92345Y106    8528  173126  SH           Sole            33200        139926
VERIZON COMMUNICATIONS               COM       92343V104     787   17710  SH           Sole                          17710
VODAFONE GROUP PLC SPONSORED A       ADR       92857W209     717   25431  SH           Sole            21700          3731
REPORT SUMMARY                  50 DATA RECORDS           233133          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED